Share-based payments	6 Months Ended
Jun. 30, 2023
Share-based payments [Abstract]
Share-based payments
11. Share-based payments

During the three and six months ended June 30, 2023 the total charge for share-based payments was £6,990,000 and £13,651,000 respectively (for the three and six months ended June 30, 2022, £6,675,000 and £14,088,000, respectively).

The Group granted 48,980 and 180,621 options to purchase ordinary shares under the Group’s 2021 Equity Incentive Plan in the three months ended June 30, 2023 and 2022 respectively, and 742,105 and 1,363,653 options in the six months ended June 30, 2023 and 2022, respectively. The weighted average exercise price and weighted average fair value of options granted is set out below. The options in both periods were valued using the Black-Scholes model, with the majority vesting over a four-year period from the date of grant, and with 25% of the award vesting at the end of the first year and the remaining award vesting quarterly over the following three years. Of the options granted in the three months ended June 30, 2023, 43,380 options were awarded to the Company’s non-executive directors, which vest after one year from the date of grant.

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
	$	$	$	$
Weighted average exercise price	57.51	28.86	63.94	25.47
Weighted average fair value	35.14	17.91	39.52	15.62

During the three and six months ended June 30, 2023, 561,940 and 853,003 options with a weighted average exercise price of $20.48 and $20.64, were exercised, respectively. As at June 30, 2023, and 2022, there were 9,739,383 and 10,174,957 outstanding options, respectively, of which 5,474,272 and 4,358,536 respectively, were exercisable.